Supplement to the
Spartan® Index Funds Spartan Real Estate Index Fund
Investor Class and Fidelity Advantage® Class
September 29, 2015
Prospectus

The information in the fourth paragraph in the "Fund Services" section under the heading "Fund Management" on page 24 has been removed.

URX-15-01  October 30, 2015
1.933389.108

Supplement to the
Spartan® Index Funds Spartan Real Estate Index Fund
Institutional Class
September 29, 2015
Prospectus

The information in the fourth paragraph in the "Fund Services" section under the heading "Fund Management" on page 21 has been removed.

URX-I-15-01  October 30, 2015
1.933390.106